CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Thousands		Total	Share capital	Retained earnings and other reserves	Cash flow hedge reserve	Currency translation differences	Remeasurement of defined benefit plans	Equity attributable to owners of the parent	Non-controlling interests
Equity at beginning of period at Dec. 31, 2016		€ 329,805	€ 2,504	€ 302,336	€ (18,780)	€ 46,823	€ (7,888)	€ 324,995	€ 4,810
Net profit		537,396		535,393				535,393	2,003
Other comprehensive (loss)/income		9,341			25,214	(15,009)	(527)	9,678	(337)
Cash distribution of reserves		(119,985)		(119,985)				(119,985)
Dividends to non-controlling interests		(1,218)							(1,218)
Share-based compensation		28,597		28,597				28,597
Equity at end of period at Dec. 31, 2017		783,936	2,504	746,341	6,434	31,814	(8,415)	778,678	5,258
Net profit		786,627		784,678				784,678	1,949
Other comprehensive (loss)/income		(3,143)			(9,426)	6,036	297	(3,093)	(50)
Dividends to owners of the parent		(133,939)		(133,939)				(133,939)
Dividends to non-controlling interests		(2,040)							(2,040)
Share repurchases		(100,093)		(100,093)				(100,093)
Share-based compensation		22,491		22,491				22,491
Equity at end of period at Dec. 31, 2018		1,353,839	2,504	1,319,478	(2,992)	37,850	(8,118)	1,348,722	5,117
Net profit		698,708		695,818				695,818	2,890
Other comprehensive (loss)/income		(632)			(1,662)	2,541	(1,622)	(743)	111
Dividends to owners of the parent		(193,238)		(193,238)				(193,238)
Dividends to non-controlling interests		(2,120)							(2,120)
Share repurchases		(386,749)		(386,749)				(386,749)
Share-based compensation		17,480		17,480				17,480
Special voting shares issuance	[1]	0	69	(69)				0
Equity at end of period at Dec. 31, 2019		€ 1,487,288	€ 2,573	€ 1,452,720	€ (4,654)	€ 40,391	€ (9,740)	€ 1,481,290	€ 5,998

[1]	See Note 20 “Equity” for additional details.